Shareholder Report, Average Annual Return (Details)		12 Months Ended	34 Months Ended
		Oct. 31, 2025	Oct. 31, 2025
C000240238
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PMV Adaptive Risk Parity ETF
Without Sales Load [Member] | C000240238
Average Annual Return [Line Items]
Average Annual Return, Percent		16.15%	11.23%
Morningstar US Core Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Morningstar US Core Bond Index (USD) (TR)
Average Annual Return, Percent		6.13%	4.29%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.